Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses by nature [abstract]
Employee benefit costs	$ 10,165	$ 9,981	$ 9,729
Depreciation and amortization charges	569	565	524
Travelling costs	224	213	190
Cost of technical sub-contractors	1,530	1,477	1,751
Cost of software packages for own use	292	259	240
Third party items bought for service delivery to clients	1,589	1,372	1,110
Consultancy and professional charges	197	210	210
Communication costs	73	81	89
Repairs and maintenance	183	175	169
Rates and Taxes	41	39	37
Provision for post-sales client support	(13)	9	15
Power and fuel	27	24	22
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	144	122	112
Impairment loss recognized / (reversed) under expected credit loss model	6	15	35
Insurance charges	36	25	22
Contribution towards Corporate Social Responsibility	69	64	58
Others	72	95	72
Total cost of sales, selling and marketing expenses and administrative expenses	$ 15,206	$ 14,728	$ 14,387